SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 30, 2012
Accounting Policies [Abstract]
Schedule of components of accumulated other comprehensive losses, net of deferred taxes
Changes in accumulated other comprehensive loss, net of deferred taxes, consist of the following:

	Foreign Currency Translation	Defined Benefit Pension and Postretirement Plans	Total
Balance at January 2, 2011	$(126)	$(7,749)	$(7,875)
Other comprehensive loss before reclassifications	(204)	(15,122)	(15,326)
Amounts reclassified from accumulated other comprehensive loss	—	(14,212)	(14,212)
Net current-period other comprehensive loss	(204)	(29,334)	(29,538)
Balance at January 1, 2012	(330)	(37,083)	(37,413)
Net current-period other comprehensive loss	138	(2,179)	(2,041)
Balance at December 30, 2012	$(192)	$(39,262)	$(39,454)